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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


L. Scott Rand                           Arlington, TX   January 27, 2006
-------------------------------------       [City]           [Date]
[Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           38
Form 13F Information Table Value Total:      149,378
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                         COLUMN 5                                 COLUMN 8
                                                          COLUMN 4 -------------------  COLUMN 6  COLUMN 7    VOTING AUTHORITY
          COLUMN 1                COLUMN 2       COLUMN 3   VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------          --------------   --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Acxiom Corp                  COMMON             005125109   2,742     119,200 SH       SOLE       N/A         119,200
Agco Corp                    COMMON             001084102   3,977     240,000 SH       SOLE       N/A         240,000
American Eagle Outfitters    COMMON             02553E106   5,171     225,000 SH       SOLE       N/A         225,000
Atmel Corp                   COMMON             049513104   3,727   1,206,000 SH       SOLE       N/A       1,206,000
Blockbuster Inc.             COMMON CL A        093679108   3,000     800,000 SH       SOLE       N/A         800,000
Blockbuster Inc.             COMMON CL B        093679207     673     202,100 SH       SOLE       N/A         202,100
Brocade Systems              COMMON             111621108   1,628     400,000 SH       SOLE       N/A         400,000
Brocade Systems              NOTE 2.00% 1/2007  111621AB4   5,888   6,000,000 PRN      SOLE       N/A       6,000,000
Celestica Inc                COMMON             15101Q108   4,488     425,000 SH       SOLE       N/A         425,000
Celestica Inc                CALL               15101Q908     430       1,116     CALL SOLE       N/A           1,116
Cisco Systems                COMMON             17275R102   5,650     330,000 SH       SOLE       N/A         330,000
Comtech Telecommunications   NOTE 2.00% 2/2024  205826AD2   4,996   4,500,000 PRN      SOLE       N/A       4,500,000
Culp Inc                     COMMON             230215105   5,480   1,144,000 SH       SOLE       N/A       1,144,000
Cypress Semiconductor        COMMON             232806109   4,275     300,000 SH       SOLE       N/A         300,000
Dollar Tree Stores Inc.      COMMON             256747106   6,703     280,000 SH       SOLE       N/A         280,000
Extreme Networks             NOTE 3.50% 12/2006 30226DAB2   1,463   1,500,000 PRN      SOLE       N/A       1,500,000
Freescale Semiconductor Inc. COMMON CL A        35687M107   1,511      60,000 SH       SOLE       N/A          60,000
Gamestop Corp                COMMON CL B        36466R200   5,173     179,000 SH       SOLE       N/A         179,000
Gap Stores                   COMMON             364760108   2,249     127,500 SH       SOLE       N/A         127,500
Griffon Corp                 NOTE 4.00% 7/2023  398433AC6   2,281   2,000,000 PRN      SOLE       N/A       2,000,000
Home Depot Inc.              COMMON             437076102   3,643      90,000 SH       SOLE       N/A          90,000
International Rectifier Corp NOTE 4.25% 7/2007  460254AE5   3,890   4,000,000 PRN      SOLE       N/A       4,000,000
Liberty Media Corp           COMMON CL A        530718105   7,083     900,000 SH       SOLE       N/A         900,000
Loews Corp                   COMMON             540424108   6,734      71,000 SH       SOLE       N/A          71,000
Magma Design Automation      COMMON             559181102   1,431     170,200 SH       SOLE       N/A         170,200
McData Corporation           COMMON CL B        580031102   2,312     670,000 SH       SOLE       N/A         670,000
Mercury Interactive Corp     NOTE 4.75% 7/2007  589405AB5     964   1,004,000 PRN      SOLE       N/A       1,004,000
Meristar Hospitality Corp    NOTE 9.50% 4/2010  58984YAJ2   1,370   1,200,000 PRN      SOLE       N/A       1,200,000
Novelis Inc.                 COMMON             67000X106   1,893      90,600 SH       SOLE       N/A          90,600
Pfizer Inc.                  CALL               717081903     294       2,100     CALL SOLE       N/A           2,100
Quantum Corp                 NOTE 4.375% 8/2010 747906AE5   7,586   8,000,000 PRN      SOLE       N/A       8,000,000
Reebok Intl Ltd              DBCV 2.00% 5/2024  758110AG5  15,232  13,455,000 PRN      SOLE       N/A      13,455,000
Reebok Intl Ltd              DBCV 2.00% 5/2024  758110AH3   9,000   7,950,000 PRN      SOLE       N/A       7,950,000
Sanmina SCI Corp             COMMON             800907107   1,480     347,500 SH       SOLE       N/A         347,500
Seagate Technology           COMMON             G7945J104   3,698     185,000 SH       SOLE       N/A         185,000
Solectron Corp               COMMON             834182107     191      52,050 SH       SOLE       N/A          52,050
Viacom Inc                   COMMON CL B        92553P201   9,024     331,500 SH       SOLE       N/A         331,500
Wolverine Tube Inc.          COMMON             978093102   2,048     404,700 SH       SOLE       N/A         404,700